Pax World Funds Series Trust I and
Pax World Funds Series Trust III
(the “Trusts”)

Supplement dated September 20, 2017
to the Prospectus and Statement of Additional Information dated May 1, 2017

1. Transaction Information

On September 20, 2017, Pax World Management LLC (“PWM”) announced that its majority owners have entered into an agreement to sell (the “Transaction”) their interests in PWM to Impax Asset Management Ltd. (“Impax”), subject to certain customary closing conditions, including certain approvals by the Board of Trustees (the “Board”) of each Trust and the shareholders of each series of the Trusts (each, a “Fund”).  PWM is the investment adviser to each Fund, other than Pax Ellevate Global Women’s Index Fund (“GWI”), and the majority owner of Pax Ellevate Management LLC (“PEM”), the investment adviser to GWI.  Impax is the sub-adviser to Pax Global Environmental Markets Fund (“GEM”).  It is expected that, following the closing of the Transaction, Impax will be presumed to control each of PWM and PEM, resulting in the automatic termination of the advisory and sub-advisory agreements of each Fund. It is further expected that, upon the closing of the Transaction, Pax World Management LLC will be renamed Impax Investment Management (US) LLC.

On September 20, 2017, the Board of each Trust approved new advisory agreements with PWM, on behalf of each Fund other than GWI, and PEM, on behalf of GWI, and a new sub-advisory agreement with Impax, on behalf of GEM, on terms essentially identical to those of the current advisory and sub-advisory agreements with respect to the Funds, as applicable, each to take effect upon the later of the closing of the Transaction and shareholder approval.  The Board of Pax World Funds Series Trust I has also approved a new sub-advisory agreement with Aperio Group, LLC with respect to each of Pax ESG Beta Quality Fund and Pax ESG Beta Dividend Fund on terms essentially identical to those of the current sub-advisory agreement with respect to those Funds, to take effect upon the closing of the Transaction. It is expected that a proxy statement relating to the new advisory and sub-advisory agreements that are subject to shareholder approval will be sent to shareholders of the Funds on or about October 16, 2017 with respect to a shareholder meeting to be held on or about December 12, 2017.  It is currently anticipated that the Transaction will close in January 2018.

2. Portfolio Manager Additions for Pax Large Cap Fund, Pax MSCI EAFE ESG Leaders Index Fund (“International Index Fund”) and Pax Balanced Fund

Prospectus

Effective September 30, 2017, the Prospectus for the Large Cap Fund will be amended, as follows:

The section entitled “Portfolio Managers” is replaced in its entirety with the following:

The following provides additional information about the individual portfolio managers who have primary responsibility for managing the Large Cap Fund’s investments.

Portfolio Manager	Since	Title
Christopher H. Brown	2016	Portfolio Manager and Chief Investment Strategist, PWM
Andrew Braun	2017	Portfolio Manager
Barbara Browning	2017	Portfolio Manager

Effective September 30, 2017, the Prospectus for the International Index Fund will be amended, as follows:

The section entitled “Portfolio Managers” is replaced in its entirety with the following:

The following provides additional information about the individual portfolio managers who have primary responsibility for managing the International Index Fund’s investments.

Portfolio Manager	Since	Title
Christopher H. Brown	Fund Inception	Portfolio Manager and Chief Investment Strategist, PWM
Scott LaBreche	Fund Inception	Portfolio Manager (Optimization Analyst prior to 2015)
Greg Hasevlat	2015	Portfolio Manager
Steve Falci	2017	Portfolio Manager and Chief Investment Officer, PWM

Effective September 30, 2017, the Prospectus for the Balanced Fund will be amended, as follows:

The section entitled “Portfolio Managers” is replaced in its entirety with the following:

The following provides additional information about the individual portfolio managers who have primary responsibility for managing the Balanced Fund’s investments.

Portfolio Manager	Since	Title
Christopher H. Brown	1998	Portfolio Manager and Chief Investment Strategist, PWM
Anthony Trzcinka	2005	Portfolio Manager
Nathan Moser	2015	Portfolio Manager
Andrew Braun	2017	Portfolio Manager
Peter Schwab	2017	Portfolio Manager
Steve Falci	2017	Portfolio Manager and Chief Investment Officer, PWM

The fourth full paragraph in the section entitled “Management, Organization and Capital Structure –Portfolio Managers” is replaced in its entirety with the following:

Peter Schwab, CFA is Portfolio Manager of the High Yield Bond Fund and the Balanced Fund. Peter joined Pax World in 2015. Prior to joining Pax World, Peter was a Managing Director on the High Yield Bond and Loan Team at Goldman Sachs Asset Management. Peter joined Goldman Sachs Asset Management as a Senior Sector Analyst in 2000 and was promoted to Director of High Yield Research in 2010. Prior to joining Goldman Sachs Asset Management, Peter was an Investment Associate in the High Yield Group at Putnam Investments and a member of the High Yield Research Group at Donaldson, Lufkin and Jenrette. Peter has a Bachelor of Arts in History and Economics from Union College and a Master of Business Administration in Finance from Columbia Business School. He is a CFA charterholder, a member of the New York Society of Security Analysts and holds the Series 7 and 63 registrations.

The following is added to the section entitled “Management, Organization and Capital Structure –Portfolio Managers:”

Andrew Braun is a Portfolio Manager of the Balanced Fund and the Large Cap Fund. Andrew joined Pax World in 2017. Prior to joining Pax World, Andrew was Managing Director on the Value Equity Team at Goldman, Sachs & Co., where he led a team of 30 portfolio managers and analysts. Andrew joined Goldman, Sachs & Co. as a Product Development Associate in the Product Development Group in 1993. He was promoted to Portfolio Manager in 2001 and served as Co-Chief Investment Officer from 2008 to 2014.  Prior to joining Goldman, Sachs & Co., Andrew was a Financial Analyst in the Corporate Finance Division at Dillon, Read & Co. Inc. Andrew has a Bachelor of Arts in Economics from Harvard College and a Master of Business Administration in Finance and Economics from the Stern School of Business at New York University. He holds the Series 7 registration.

Barbara Browning, CFA is a Portfolio Manager of the Large Cap Fund. Barbara joined Pax World in 2017.  Prior to joining Pax World, Barbara was Vice President and Senior Portfolio Manager at RBC Global Asset Management, Inc., where she co-managed Diversified Core, Concentrated Core and Diversified Large Cap Value Equity funds.  Prior to joining RBC Global Asset Management, Inc., Barbara was a Senior Portfolio Manager and Investment Officer at National City Bank, a Senior Research Analyst at Banc One Investment Advisors Corporation and prior to that, held various equity research positions.  Barbara has a Bachelor of Arts in Economics from Ohio State University, where she graduated cum laude.  She is a CFA charterholder.

Steve Falci, CFA is a Portfolio Manager of the Balanced Fund and the International Index Fund and is Chief Investment Officer at Pax World. Steve joined Pax World in 2014. He is on the board of directors of US SIF: The Forum for Sustainable and Responsible Investment. Prior to joining Pax World, Steve was Head of Strategy Development for Sustainable Investment at Kleinwort Benson Investors. Steve joined Kleinwort Benson Investors in 2008 and, prior to that, was Chief Investment Officer for Equities at Calvert Research and Management. Steve has a Bachelor of Science in Economics from New York University and a Master of Business Administration in Finance from the Stern School of Business at New York University. He is a CFA charterholder.

Statement of Additional Information

Effective September 30, 2017, the Statement of Additional Information will be amended, as follows:

The first table in the section entitled “Portfolio Managers – Other Accounts Managed” is replaced in its entirety with the following:

Portfolio Manager	Number of Other Pooled Vehicles Managed	Other Pooled Vehicles AUM $ (million)	Number of Other Accounts Managed	Other Accounts AUM $ (million)	Number of Other Registered Investment Companies Managed	Assets of Other Registered Investment Companies AUM $ (million)
Christopher H. Brown	0	$0	1	$2.6	0	$0
Anthony Trzcinka	0	$0	0	$0	0	$0
Peter Schwab	0	$0	1	$16.6	0	$0
Scott LaBreche	0	$0	0	$0	0	$0
Heather Smith	0	$0	0	$0	0	$0
Julie Gorte	0	$0	0	$0	0	$0
Nathan Moser	0	$0	0	$0	0	$0
Greg Hasevlat	0	$0	0	$0	0	$0
Kent Siefers	0	$0	1	$16.6	0	$0
Andrew Braun[1]	0	$0	0	$0	0	$0
Barbara Browning[1]	0	$0	0	$0	0	$0
Steve Falci[1]	0	$0	0	$0	0	$0

[1]	This information is stated as of September 18, 2017.

The section entitled “Portfolio Managers – Ownership of Securities” is replaced in its entirety with the following:

“As of December 31, 2016, (i) the dollar value of shares of the Large Cap Fund owned beneficially by Christopher H. Brown was $0, (ii) the dollar value of shares of the Mid Cap Fund owned beneficially by Nathan Moser was $0, (iii) the dollar value of shares of the Small Cap Fund owned beneficially by Nathan Moser was $10,001-$50,000, (iv) the dollar value of shares of the ESG Beta Quality Fund owned beneficially by Ran Leshem was $0; by Robert Tymoczko was $0; by Michael Branch was $0; by Annie Tan was $0; and by David Loehwing was $10,001-$50,000; (v) the dollar value of shares of the ESG Beta Dividend Fund owned beneficially by Ran Leshem was $0; by Robert Tymoczko was $0; by Michael Branch was $0; by Annie Tan was $0; and by David Loehwing was $0; (vi) the dollar value of shares of the International Index Fund owned beneficially by Christopher H. Brown was $10,001-$50,000; by Scott LaBreche was $10,001-$50,000; and by Greg Hasevlat was $0; (vii) the dollar value of shares of the Global Women’s Index Fund owned beneficially by Julie Gorte was $100,001-$500,000; by Scott LaBreche was $1-$10,000; and by Heather Smith was $0, (viii) the dollar value of shares of the Global Environmental Markets Fund owned beneficially by Bruce Jenkyn-Jones was $0; and by Hubert Aarts was $0, (ix) the dollar value of shares of the Core Bond Fund owned beneficially by Anthony Trzcinka was $0; (x) the dollar value of shares of the High Yield Bond Fund owned beneficially by Peter Schwab was $1-$10,000; and by Kent Siefers was $10,001-$50,000, and (xi) the dollar value of shares of the Balanced Fund owned beneficially by Christopher H. Brown was $100,001-$500,000; by Anthony Trzcinka was $100,001-$500,000; by Nathan Moser was $10,001-$50,000; and by Peter Schwab was $0. As of September 18, 2017, (i) the dollar value of the shares of the Large Cap Fund owned beneficially by Andrew Braun was $0 and by Barbara Browning was $0, (ii) the dollar value of shares of the Inernational Index Fund owned beneficially by Steve Falci was $0; and (iii) the dollar value of shares of the Balanced Fund owned beneficially by Andrew Braun was $0; and by Steve Falci was $10,001-$50,000.”